Income Taxes (Schedule Of Difference Between Actual Income Tax Provision For Continuing Operations And Income Tax Provision Calculated At Statutory U.S. Federal Tax Rate) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Income tax provision calculated using the statutory rate of 35%	$ 49,195	$ 46,841	$ 42,217
State and local income taxes, less federal income tax effect	4,733	4,509	3,837
Nondeductible expenses	1,021	928	854
Impact of deferred compensation plans	(1)	(27)	(190)
Other --net	(371)	(251)	(135)
Income tax provision	$ 54,577	$ 52,000	$ 46,583
Effective tax rate	38.80%	38.90%	38.60%
Statutory rate	35.00%